UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:   811-22478

Bennett Group of Funds

(Exact name of registrant as specified in charter)

5335 Wisconsin Ave., NW, Suite 500

Washington, DC 20015

(Address of principal executive offices) (Zip code)

Dawn J. Bennett

5335 Wisconsin Ave., NW, Suite 500

Washington, DC 20015

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 286-2268

Date of fiscal year end: April 30

Date of reporting period: July 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

BENNETT NEW ECONOMIC ERA GLOBAL CONSERVATIVE FUND - CLOSED

CONSOLIDATED SCHEDULE OF INVESTMENTS

July 31, 2013

(Unaudited)

	Shares	Value

SHORT TERM INVESTMENT - 87.6%
Money Market Fund - 87.6%
Dreyfus Cash Management - Institutional Class, 0.040% 7-day yield	257,561	257,561

TOTAL SHORT TERM INVESTMENT (Cost $257,561)		257,561

TOTAL INVESTMENTS - 87.6% (Cost $257,561)		257,561

TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES - 12.4%		36,332

NET ASSETS - 100.0%		$293,893

BENNETT NEW ECONOMIC ERA GLOBAL GROWTH FUND - CLOSED

CONSOLIDATED SCHEDULE OF INVESTMENTS

July 31, 2013

(Unaudited)

	Shares	Value

SHORT TERM INVESTMENT - 89.5%
Money Market Fund - 89.5%
Dreyfus Cash Management - Institutional Class, 0.040% 7-day yield	397,597	397,597

TOTAL SHORT TERM INVESTMENT (Cost $397,597)		397,597

TOTAL INVESTMENTS - 89.5% (Cost $397,597)		397,597

TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES - 10.5%		46,627

NET ASSETS - 100.0%		$444,224

Notes to Consolidated Schedules of Investments (Unaudited)

July 31, 2013

The Bennett Funds (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized on September 15, 2010 as a Delaware statutory trust. The Trust currently offers shares of beneficial interest (“shares”) of the Bennett New Economic Era Global Conservative Fund and the Bennett New Economic Era Global Growth Fund (each, a “Fund” and collectively, the “Funds”). The Funds commenced investment operations on June 1, 2011. On June 26, 2013, the Board of Trustees of the Trust voted to liquidate and dissolve the Funds as of August 1, 2013.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates: The preparation of Consolidated Schedule of Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Consolidated Schedule of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Consolidated Schedule of Investments may differ from the value the Funds ultimately realize upon sale of the securities. The Consolidated Schedule of Investments have been prepared as of the close of the New York Stock Exchange (“NYSE”) on July 31, 2013.

Securities and other assets are carried at their fair value as determined in good faith using methodologies approved by the Board of Trustees. The valuation methodologies include, but are not limited to, the analysis of the effect of any restrictions on the sale of the security, product development and trends of the security’s issuer, changes in the industry and other competing companies, significant changes in the issuer’s financial position and any other event that could have a significant impact on the value of the security.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the high cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy

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within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Funds as of July 31, 2013:

Bennett New Economic Era Global Conservative Fund

Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Short Term Investment	$ 257,561	–	–	$ 257,561

Total	$ 257,561	$ -	$ –	$ 257,561

Bennett New Economic Era Global Growth Fund

Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Short Term Investment	$ 397,597	$ –	$ –	$ 397,597

Total	$ 397,597	$ -	$ –	$ 397,597

Investments in Wholly-Owned Subsidiaries: The Funds each wholly owns and controls a company organized under the laws of the Cayman Islands: Bennett Conservative Cayman Series and Bennett Growth Cayman Series (each, a “Subsidiary,” or collectively, the “Subsidiaries”), respectively.

Basis for Consolidation: The Subsidiaries commenced operations on June 1, 2011. The Funds commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting rules relating to reporting of a wholly owned subsidiary. Each Fund will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in a Subsidiary. Each Subsidiary participates in the same investment goal as the Fund. Each Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. Each Subsidiary (unlike the Fund) may invest without limitation in these instruments. However, each Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The portion of the

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Fund’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

To the extent of each Fund’s investment through a Subsidiary, the Fund will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in a Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiaries are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund.

As of July, 31, 2013, there were no assets held by the Subsidiaries.

NOTE 2- TAX BASIS INFORMATION

Unrealized Appreciation and Depreciation on Investments: The differences between book-basis and tax-basis are primarily due to the deferral of wash sale losses. As of July 31, 2013, the cost of securities on a tax basis and gross unrealized appreciation/(depreciation) on investments for federal income tax purposes were as follows:

	Bennett New Economic Era Global Conservative Fund	Bennett New Economic Era Global Growth Fund

Unrealized Appreciation	$-	$-
Unrealized (Depreciation)	-	-

Net Unrealized Appreciation	-	-

Cost of investments for income tax purposes	$ 257,561	$ 397,597

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Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonable likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bennett Group of Funds

By:	/s/ Dawn J. Bennett
Dawn J. Bennett, President
(principal executive officer)

Date:	September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dawn J. Bennett
Dawn J. Bennett, President
(principal executive officer)

Date:	September 27, 2013

By:	/s/ Tim Augustin
Tim Augustin, Treasurer and Secretary
(principal financial officer)

Date:	September 27, 2013